MAJOR CUSTOMERS AND MAJOR SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF REVENUE BY MAJOR CUSTOMERS [Table Text Block]
Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%